Advances for Vessels Under Construction and Vessels, net	6 Months Ended
Jun. 30, 2026
Advances for Vessels Under Construction and Vessels, net [Abstract]
Advances for Vessels Under Construction and Vessels, net
5.
Advances for vessels under construction and Vessels, net
It
is
in
the
Company’s
normal
course
of
business
from
time
to
time
to
acquire
and
sell
vessels.
Accordingly, as of June 30, 2026, the Company had entered into the below transactions.
Vessels under construction
On
February
8,
2024,
the
Company
signed
an
agreement
with
an
unaffiliated
third
party,
for
the
construction of two
81,200 dwt methanol
dual fuel
new-building Kamsarmax dry
bulk vessels, to
be built
at Tsuneishi
Group (Zhoushan) Shipbuilding Inc., China. The
vessels are expected to be
delivered to the
Company by the second half of 2027 and the first half of 2028.
As
of
June
30,
2026
and
December
31,
2025,
advances
for
vessels
under
construction,
separately
presented
in
the
accompanying
consolidated
balance
sheets,
amounted
to
$
21,477
and
$
20,877 ,
respectively,
of which $
3,024
and $
2,446
was capitalized interest. During the
six months ended June 30,
2026, capitalized expenses amounted to $ 600 , including capitalized interest of $ 578
(Note 11).
The
amount
reflected
in Vessels,
net
in
the
accompanying consolidated
balance sheets
is analyzed
as
follows:
Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2025 $ 1,045,512 $ (267,574) $ 777,938
- Additions for vessel improvements 43 - 43
- Depreciation for the period
- (18,738) (18,738)
Balance, June 30, 2026 $ 1,045,555 $ (286,312) $ 759,243